UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Opportunity Fund
Class I Shares (ARSOX)

SEMI-ANNUAL REPORT
June 30, 2013

Aristotle/Saul Opportunity Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Expense Example	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle/Saul Opportunity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.aristotlefunds.com

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 82.4%
	COMMUNICATIONS – 1.7%
7,900	Vodafone Group PLC - ADR	$227,046

	CONSUMER DISCRETIONARY – 10.7%
6,000	Adidas A.G. - ADR	324,840
6,500	Home Depot, Inc.	503,555
11,000	Lennar Corp. - Class A	396,440
24,000	TOTO Ltd.	244,162
		1,468,997

	CONSUMER STAPLES – 12.1%
4,100	Bunge Ltd.	290,157
12,100	Coty, Inc. - Class A*	207,878
3,300	Diageo PLC - ADR	379,335
6,000	General Mills, Inc.	291,180
7,600	Unilever N.V.	298,756
4,300	Walgreen Co.	190,060
		1,657,366

	ENERGY – 4.3%
3,900	Repsol S.A.	82,284
7,162	Repsol S.A. - ADR	151,548
2,650	Schlumberger Ltd.	189,899
3,500	Total S.A. - ADR	170,450
		594,181

	FINANCIALS – 17.2%
29,576	Banco Santander S.A. - ADR	191,357
18,350	Bank of America Corp.	235,981
4,500	DBS Group Holdings Ltd. - ADR	220,253
3,100	DNB ASA	44,884
1,662	DNB ASA - ADR	240,865
5,800	First Republic Bank	223,184
4,950	JPMorgan Chase & Co.	261,311
29,500	Mitsubishi UFJ Financial Group, Inc. - ADR	183,195
21,800	ORIX Corp.	297,832
11,026	Standard Chartered PLC	239,302
3,000	Swiss Re A.G.	223,269
		2,361,433

	HEALTH CARE – 6.5%
5,500	AbbVie, Inc.	227,370
3,800	Baxter International, Inc.	263,226
9,150	Daiichi Sankyo Co., Ltd. - ADR	152,439
4,900	Medtronic, Inc.	252,203
		895,238

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 6.4%
3,200	General Dynamics Corp.	$250,656
9,700	General Electric Co.	224,943
8,000	Komatsu Ltd.	184,957
3,000	SPX Corp.	215,940
		876,496

	MATERIALS – 4.2%
6,900	Dow Chemical Co.	221,973
1,700	Martin Marietta Materials, Inc.	167,314
28,000	Toray Industries, Inc.	181,246
		570,533

	TECHNOLOGY – 16.7%
7,900	eBay, Inc.*	408,588
11,600	EMC Corp.	273,992
2,400	Nidec Corp.	167,453
8,900	Oracle Corp.	273,408
300	Samsung Electronics Co., Ltd.	352,524
16,450	Telefonaktiebolaget LM Ericsson - ADR	185,556
7,650	Texas Instruments, Inc.	266,755
29,000	Toshiba Corp.	139,474
3,800	Verisk Analytics, Inc. - Class A*	226,860
		2,294,610

	UTILITIES – 2.6%
14,100	AES Corp.	169,059
11,400	Enersis S.A. - ADR	186,504
		355,563

	TOTAL COMMON STOCKS (Cost $10,452,574)	11,301,463

Principal Amount

	CORPORATE BONDS – 3.1%
$400,000	Abbey National Treasury Services PLC 4.000%, 4/27/2016	422,932

	TOTAL CORPORATE BONDS (Cost $394,312)	422,932

Number of Shares

	SHORT-TERM INVESTMENTS – 15.3%
2,096,692	Federated Prime Obligations Fund - Institutional Shares, 0.042%	2,096,692

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,096,692)	2,096,692

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2013 (Unaudited)

TOTAL INVESTMENTS – 100.8% (Cost $12,943,578)	$13,821,087
Liabilities in Excess of Other Assets – (0.8)%	(108,916)

TOTAL NET ASSETS – 100.0%	$13,712,171

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income producing security.

 See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	17.2%
Technology	16.7%
Consumer Staples	12.1%
Consumer Discretionary	10.7%
Health Care	6.5%
Industrials	6.4%
Energy	4.3%
Materials	4.2%
Utilities	2.6%
Communications	1.7%
Total Common Stocks	82.4%
Corporate Bonds	3.1%
Short-Term Investments	15.3%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $12,943,578)	$13,821,087
Receivables:
Fund shares sold	2,222
Dividends and interest	37,445
Due from advisor	7,829
Prepaid expenses	23,159
Total assets	13,891,742

Liabilities:
Payables:
Investment securities purchased	139,796
Fund accounting fees	11,577
Transfer agent fees and expenses	9,887
Auditing fees	7,576
Administration fees	5,060
Custody fees	4,076
Chief Compliance Officer fees	253
Trustees' fees and expenses	213
Accrued other expenses	1,133
Total liabilities	179,571

Net Assets	$13,712,171

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,917,005
Accumulated net investment income	95,057
Accumulated net realized loss on investments and foreign currency transactions	(177,428)
Net unrealized appreciation on:
Investments	877,509
Foreign currency translations	28
Net Assets	$13,712,171

Class I:
Shares of beneficial interest issued and outstanding	1,298,222
Net asset value per share	$10.56

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $11,034)	$158,253
Interest	9,612
Total investment income	167,865

Expenses:
Advisory fees	60,825
Transfer agent fees and expenses	20,523
Fund accounting fees	19,633
Administration fees	18,777
Registration fees	12,759
Auditing fees	9,685
Offering costs	9,600
Legal fees	9,245
Custody fees	6,132
Chief Compliance Officer fees	4,451
Shareholder reporting fees	2,743
Dividends on securities sold short	2,112
Trustees' fees and expenses	1,930
Miscellaneous	1,632
Insurance expense	355
Interest expense	251

Total expenses	180,653
Advisory fees waived	(60,825)
Other expenses absorbed	(60,030)
Net expenses	59,798
Net investment income	108,067

Realized and Unrealized gain (loss) on Investments, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	(193,273)
Securities sold short	14,372
Foreign currency transactions	(844)
Total realized loss	(179,745)
Net change in unrealized appreciation/depreciation on:
Investments	664,773
Foreign currency translations	28
Securities sold short	(4,767)
Total change in unrealized appreciation/depreciation	660,034
Net realized and unrealized gain on investments, securities sold short
and foreign currency	480,289

Net Increase in Net Assets from Operations	$588,356

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Period March 30, 2012* through December 31, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$108,067	$106,722
Net realized loss on investments, securities sold short and foreign
currency transactions	(179,745)	(2,702)
Net change in unrealized appreciation/depreciation on investments,
securities sold short and foreign currency translations	660,034	217,503
Net increase in net assets resulting from operations	588,356	321,523

Distributions to Shareholders:
From net investment income	-	(124,660)

Capital Transactions:
Class I:
Net proceeds from shares sold	1,160,487	11,741,894
Reinvestment of distributions	-	124,184
Cost of shares redeemed1	(99,553)	(60)
Net increase in net assets from capital transactions	1,060,934	11,866,018

Total increase in net assets	1,649,290	12,062,881

Net Assets:
Beginning of period	12,062,881	-
End of period	$13,712,171	$12,062,881

Accumulated net investment income (loss)	$95,057	$(13,010)

Capital Share Transactions:
Class I:
Shares sold	112,001	1,183,119
Shares reinvested	-	12,259
Shares redeemed	(9,151)	(6)
Net increase from capital share transactions	102,850	1,195,372

*	Commencement of operations.

1	Net of redemption fee proceeds of $115 and $0, respectively.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2013 (Unaudited)		For the Period March 30, 2012* through December 31, 2012
Net asset value, beginning of period	$10.09		$10.00
Income from Investment Operations:
Net investment income1	0.08		0.09
Net realized and unrealized gain on investments	0.39		0.11
Total from investment operations	0.47		0.20

Less Distributions:
From net investment income	-		(0.11)

Net asset value, end of period	$10.56		$10.09

Total return2	4.66%	3	1.95%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,712		$12,063

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.68%	4	3.23%	4
After fees waived and expenses absorbed	0.89%	4	0.90%	4
Ratio of expenses to average net assets (excluding
dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.64%	4	3.18%	4
After fees waived and expenses absorbed	0.85%	4,5	0.85%	4,5

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.19)%	4	(1.04)%	4
After fees waived and expenses absorbed	1.60%	4	1.29%	4
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.15)%	4	(0.99)%	4
After fees waived and expenses absorbed	1.64%	4	1.34%	4
Portfolio turnover rate	9%	3	32%	3

*	Commencement of operations.

1	Based on average shares outstanding for the period.

2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.

4	Annualized.

5
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as  litigation) do not exceed 1.25% of average daily net assets of the Fund. The advisor agreed to  voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as  litigation) above 0.85% through September 30, 2013.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (Unaudited)

Note 1 – Organization
Aristotle/Saul Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $40,430, which are being amortized over a one-year period from March 30, 2012 (commencement of operations).

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At June 30, 2013, the Fund did not have any forward contracts outstanding.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Aristotle Capital Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.25% of the Fund’s average daily net assets until April 30, 2014. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which such reimbursements occurred.

The Fund’s Advisor also agreed to voluntarily waive a portion of its fees and/or absorb other expenses above 0.85% of the average daily net assets of Class I shares of the Fund through September 30, 2013. The Advisor will not seek reimbursement of any advisory fees waived and expenses absorbed during such period. For the six months ended June 30, 2013, the Advisor waived all of its advisory fees and absorbed other expenses totaling $120,855.

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended June 30, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2013, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,943,586

Gross unrealized appreciation	$1,269,052
Gross unrealized depreciation	(391,551)

Net unrealized appreciation on investments	$877,501

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$11,508
Undistributed long-term capital gains	2,323
Tax accumulated earnings	13,831

Unrealized appreciation on investments	192,979
Total accumulated earnings	$206,810

The tax character of the distribution paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income	$124,660
Net long term capital gains	-
Total taxable distributions	124,660
Total distributions paid	$124,660

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2013 the Fund received $115 in redemption fees.

Note 6 – Investment Transactions
For the six months ended June 30, 2013, purchases and sales of investments, excluding short-term investments, were $1,815,649 and $1,106,464, respectively.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s assets carried at fair value:

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks1	$11,301,463	$-	$-	$11,301,463
Corporate Bonds	-	422,932	-	422,932
Short-Term Investments	2,096,692	-	-	2,096,692
Total Assets	$13,398,155	$422,932	$-	$13,821,087

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 9 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 10 – Results of Shareholder Meeting
On February 14, 2013, shareholders of the Fund approved the reappointment of Aristotle Capital Management, LLC as investment adviser to the Fund.  The percentage of shares outstanding and entitled to vote that were present by proxy were 80.46%.  The numbers of shares voted were as follows:

For	Against	Abstain	Total
1,019,530	-	-	1,019,530

Aristotle/Saul Opportunity Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1/1/13 to 6/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/13	6/30/13	1/1/13 - 6/30/13
Actual Performance	$1,000.00	$1,046.60	$4.49
Hypothetical (5% annual return before expenses)	1,000.00	1,020.41	4.43

* Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Aristotle/Saul Opportunity Fund
a series of the Investment Managers Series Trust

Investment Advisor
Aristotle Capital Management, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, California 90025

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Opportunity Fund – Class I	ARSOX	461 418 287

Privacy Principles of the Aristotle/Saul Opportunity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle/Saul Opportunity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 661-6691, on the Fund’s website at www.aristotlefunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 661-6691. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Aristotle/Saul Opportunity Fund
P.O. Box 2175
Milwaukee, WI  53201
(888) 661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	9/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	9/5/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/5/13